Sales	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Revenues

4.1 Revenue

The presentation of revenue is disaggregated by category and segment in the Note “Segment information” (see Note 1.1). Since January 1, 2018 the breakdown of revenue by product line is as follows:

–  Mobile services only: mobile services revenue is generated by incoming and outgoing calls (voice, SMS and data), excluding convergent services (see below);

–  Fixed services only: revenue from fixed services includes fixed broadband and narrowband services, excluding convergent services (see below) and fixed network business solutions, including voice and data;

–  Convergence packages: these include revenue from convergence packages for the Mass market (Internet + Mobile products).

–  Equipment sales: all equipment sales (mobile phones, broadband equipment, connected objects and accessories), excluding sales of equipment related to integration and information technology services and sales of equipment to external distributors and brokers, presented in “Other revenue”;

–  IT & integration services : IT & integration services revenue includes unified communication and collaboration services (LAN and telephony, advising, integration, project management), hosting and infrastructure services (including Cloud Computing), applications services (customer relations management and other applications services), security services, video conferencing offers as well as sales of equipment related to the above products and services;

–  Wholesale: roaming revenue from customers of other networks (national and international), revenue from Mobile Virtual Network Operators (MVNO) and from network sharing, among others;

–  Other revenue: equipment sales to external distributors and brokers.

Accounting policies

Most revenue falls within the application scope of IFRS 15 "Revenue from contracts with customers". Orange's products and services are offered to customers under service contracts only and contracts combining the equipment used to access services and/or other service offers. Revenue is recognized net of VAT and other taxes collected on behalf of governments.

–  Standalone service offers (mobile services only, fixed services only, convergent service)

Orange proposes to Mass market and Corporate markets customers a range of fixed and mobile telephone services, fixed and mobile Internet access services and content offers (TV, video, media, added-value audio service, etc.). Some contracts are for a fixed term (generally 12 or 24 months), while others may be terminated at short notice (i.e. monthly arrangements or portions of services).

Service revenue is recognized when the service is provided, based on use (e.g. minutes of traffic or bytes of data processed) or the period (e.g. monthly service costs).

Under some content offers, Orange may act solely as an agent enabling the supply by a third-party of goods or services to the customer and not as a principal in the supply of the content. In such cases, revenue is recognized net of amounts transferred to the third-party.

Contracts with customers generally do not include a material right, as the price invoiced for contracts and the services purchased and consumed by the customer beyond the specific scope (e.g. additional consumption, options, etc.) generally reflect their standalone selling prices. We have no significant impact related to contract modification for this type of contract. Service obligations transferred to the customer at the same pace are treated as a single obligation.

When contracts include contractual clauses covering commercial discounts (initial discount on signature of the contract or conditional on attaining a consumption threshold) or free offers (e.g. three months of subscription free of charge), the Group defers these discounts or free offers over the enforceable period of the contract (period during which the Group and the customer have a firm commitment). Where applicable, the consideration payable to the customer is recognized as a deduction from revenue in accordance with the specific terms and conditions of each contract.

If the performance obligations are not classified as distinct, the offer revenue is recognized on a straight-line over the contract term. The initial service connection in the context of a service contract and communication offer, is a good example. It is not generally separable from the service contract and communication offer and is therefore recognized in income over the average term of the expected contractual relationship.

–  Separate equipment sales

Orange proposes to Mass market and Corporate market customers several ways to buy their equipment (primarily mobile phones): equipment sales may be separate from or bundled with a service offer. When separate from a service offer, the amount invoiced is recognized in revenue on delivery and receivable immediately or in instalments over a period of up to 24 months. Where payment is received in instalments, the offer comprises a financial component and interest is calculated and deducted from the amount invoiced and recognized over the payment period in net finance costs. When the equipment sale is combined with a service offer, the amount allocated to the equipment (bundled sale – see below) is recognized in revenue on delivery and received over the service contract. In this case, Orange does not calculate interests based on the contractual analysis of offers and the current level of interest rates. This judgement could subsequently be amended in the event of a change in commercial offers or interest rates.

Where Orange purchases and sells equipment to indirect channels, the Group generally considers that Orange maintains control until final resale to the end-customer (the distributor acts as an agent), even where ownership is transferred to the distributor. Sales proceeds are therefore recognized when the end-customer takes possession of the equipment (on activation).

–  Bundled equipment and service offers

Orange proposes numerous offers to its Mass market and Corporate market customers comprising equipment (e.g. a mobile terminal) and services (e.g. a communications contract).

Equipment revenue is recognized separately if the two components are distinct (i.e. if the customer can receive the services separately). Where one of the components in the offer is not at its separate selling price, revenue is allocated to each component in proportion to their individual selling prices. This is notably the case in offers combining the sale of a mobile phone at a reduced price, where the individual selling price of the mobile phone is considered equal to its purchase cost and logistics expenses plus a commercial margin based on market practice.

The provision of a Livebox® (Internet proprietary box) is neither a separate component of the Internet access service nor a lease, as Orange maintains control of the box.

–  Services including a build and run phase

Some Corporate market contracts include two phases: a build phase followed by the management of the IT platforms. Revenue recognition requires an analysis of the facts and circumstances of each contract in order to determine whether distinct performance obligations exist. Depending on the contract, the Group recognizes build phase revenue at completion if this phase is qualified as distinct. These contracts are generally multi-year, with scalable offers. On each contract modification, we assess the scope modification or its impact on the contract price in order to determine whether the amendment must be treated as a distinct contract, as if the existing contract were terminated and a new contract signed, or whether the amendment must be considered as a change to the existing contract.

–  Service offers to carriers (wholesale)

Three types of commercial agreements are entered into with Operator customers for domestic wholesale activities and International carrier offers:

–  Pay-as-you-go model: contract generally applied to “legacy” regulated activities (bit stream call termination, local loop access, roaming and certain data solution contracts), where contract services are not covered by a firm volume commitment. Revenue is recognized as the services are provided (which corresponds to transfer of control) over the contractual term;

–  Send-or-pay model: contract where the price, volume and term are defined. The customer has a commitment to pay the amount indicated in the contract irrespective of actual traffic consumed over the commitment period. This contract category notably includes certain MVNO, IDD and hubbing contracts. Related revenue is recognized progressively based on actual traffic during the period, to reflect transfer of control to the customer. Revenue from certain contracts is recognized gross or net of amounts transferred to the supplier based an analysis of the facts and circumstances of each transaction. Accordingly, revenues are recognized net when the suppliers are responsible for providing the content to the end-customer, set the price and bear the volume risk;

–  Mixed model: hybrid contract combining the “Pay-as-you-go “ and “Send-or-pay” models, comprising a fixed entry fee providing access to preferential pricing conditions for a given volume (“Send or pay” component) and invoicing of traffic consumption (“Pay-as-you-go” component). The entry fee invoiced under this type of commercial agreement is recognized progressively in revenue based on actual traffic over the period.

Agreements between major transit carriers are not billed (free peering) and therefore not recognized in revenue.

–  Service level commitment clause

The Group’s commercial arrangements incorporate service level commitments (delivery time, service reinstatement time). These service level agreements cover commitments provided by the Group under the order, delivery, and after sales services process. If the Group fails to comply with one of these commitments, then it pays compensation to the end-customer, which is usually a tariff reduction deducted from revenues. The expected amount of such penalties is deducted from revenue as soon as it is probable that the commitment has not been or will not be met.

–  Public-private service concession arrangements

The Group rolls-out and/or operates certain networks under service concessions, such as the public initiative networks implemented in France to roll‑out optical fiber networks in less populated areas. Some contracts are analyzed in accordance with IFRIC 12, Service concession arrangements. When the Group builds a network, revenue is recognized in exchange for a right to receive consideration from either a public entity or users of the public service. This right is accounted for as:

–  an intangible asset, if the Group has a right to charge users of the public service. This asset is measured at the infrastructure fair value and amortized over the agreement period;

–  a financial receivable, if the Group has an unconditional right to receive payments from the public entity. This asset is measured at the infrastructure fair value and accounted for at amortized cost.

–  Leases

Orange lease revenue concerns either its regulatory obligation to lease technical sites to competitors, the supply of equipment under certain contracts with Enterprise markets, or occasionally, one-off leases to third-parties of excess space in certain buildings.

Lease revenues are recognized on a straight-line basis over the contract term, except for certain equipment leases to Enterprise market customers classified as finance leases; in such cases the equipment is considered sold on credit.

Other operating income

4.2 Other operating income

(in millions of euros)	2018	2017	2016
Proceeds from the disposal of fixed assets	180	88	126
o/w transfer price	224	124	152
o/w net book value of assets sold	(44)	(36)	(26)
Net banking income	56	76	21
Tax credits and subsidies	42	40	70
Income from universal service	14	8	10
Brand & management fees (1)	6	14	24
Other income	462	475	488
Total	760	701	739

(1)	Invoiced to certain uncontrolled entities.

Trade receivables

4.3 Trade receivables

(in millions of euros)	2018	2017 (1)	2016 (1)
Net book value of trade receivables - in the opening balance	5,175	4,964	4,876
IFRS 9 transition impact	(22)	—	—
Net book value of trade receivables - including IFRS 9 transition impact	5,153	4,964	4,876
Business related variations	65	267	(87)
Changes in the scope of consolidation	90	6	78
Translation adjustment	(12)	(33)	(122)
Reclassifications and other items(2)	(1)	(29)	219
Reclassification to assets held for sale	—	—	—
Net book value of trade receivables - in the closing balance	5,295	5,175	4,964

(1)	As authorized by IFRS 9 (see Note 2.3), the Group has chosen not to restate the comparative periods 2016 and 2017.
(2)

In 2016, included receivables resulting from financial lease offers on firm's equipments proposed by Orange Lease, which have been reclassified in “trade receivables” to uniform the treatment of the offers resulting from deferred payment (see accounting policies).

In 2018, Orange SA established a program of non-recourse sales of its deferred payment receivables. Those receivables are derecognized from the balance sheet. The trade receivables sold as at December 31, 2018 generated an early receipt of approximately 110 million euros.

Following the commercialization to its clients of sales offers to buy mobile telephones with payment by installments over 24 months, Orange Espagne has implemented since 2015 a sale without recourse program for its receivables. Those receivables are derecognized from the balance sheet. The receivables sold as at December 31, 2018 generated an early receipt of approximately 40 million euros (approximately 84 million euros at December 31, 2017 and 185 million euros at December 31, 2016).

	December 31,	December 31,	December 31,
(in millions of euros)	2018	2017(1)	2016(1)
Trade receivables depreciated according to their age	1,050	1,078	905
Trade receivables depreciated according to other criteria	600	443	568
Net trade receivables past due	1,650	1,521	1,473
Not past due (2)	3,645	3,655	3,491
Net trade receivables	5,295	5,175	4,964
o/w short-term trade receivables	4,995	4,851	4,683
o/w long-term trade receivables (3)	300	324	281
o/w net trade receivables from telecoms activities	5,295	5,175	4,964
o/w net trade receivables from Orange Bank	—	—	—

(1)	As authorized by IFRS 9 (see Note 2.3), the Group has chosen not to restate the comparative periods 2016 and 2017.
(2)	2018 not past due receivables are presented net of IFRS 9 provision for (25) millions of euros.
(3)

Includes receivables from sales of handset with payment on instalments that are payable in more than 12 months and receivables from financial lease offers on firm's equipment (see accounting policies).

Shown below is the aging table of the net trade receivables which are past due and impaired according to their age:

(in millions of euros)

The table below provides an analysis of the change in impairment for trade receivables in the statement of financial position:

(in millions of euros)	2018	2017(1)	2016(1)
Allowances on trade receivables - in the opening balance	(760)	(774)	(820)
IFRS 9 transition impact	(22)	—	—
Allowances on trade receivables - including IFRS 9 transition impact	(782)	(774)	(820)
Net addition with impact on income statement (2)	(286)	(251)	(275)
Losses on trade receivables	255	257	315
Changes in the scope of consolidation	(2)	(1)	(3)
Translation adjustment	(1)	7	18
Reclassifications and other items	(0)	2	(9)
Reclassification to assets held for sale	—	—	—
Allowances on trade receivables - in the closing balance	(816)	(760)	(774)

(1)	As authorized by IFRS 9 (see Note 2.3), the Group has chosen not to restate the comparative periods 2016 and 2017.
(2)	The change in IFRS 9 provision for 2018 amounts to (3) million euros.

Accounting policies

The trade receivables are mainly short-term with no stated interest rate and are measured at original invoice amount. Those receivables which include deferred payment terms over 12 or 24 months for the benefit of customers are discounted and classified as current items. Receivables from financial lease offers on firms’ equipment are recognized as current operating receivables because they are acquired in the normal course of business.

Impairment of trade receivables is based on three methods:

–  a collective statistical method: this is based on historical losses and leads to a separate impairment rate for each aging balance category. This analysis is performed over a homogenous group of receivables with similar credit characteristics because they belong to a customer category (mass-market, small offices and home offices);

–  a stand-alone method: the assessment of impairment probability and its amount are based on a set of relevant qualitative factors (ageing of late payment, other balances with the counterpart, rating from independent agencies, geographical area). This method is used for carriers and operators (national and international), local, regional and national authorities and for large accounts of Enterprise Communication Services;

–  a provisioning method based on anticipated loss: IFRS 9 requires recognition of expected losses on receivables immediately upon recognition of the financial instruments. In addition to the pre-existing provisioning system, the Group applies a simplified approach of anticipated impairment at the time the asset is recognized. The percentage applied depends on the maximum revenues non-recoverability rate.

Impairment losses identified for a group of receivables represent the step preceding impairment identification for individual receivables. When information is available (clients in bankruptcy or subject to equivalent judicial proceedings), these receivables are then excluded from the statistical impairment database and individually im paired.

The trade receivables may be part of securitization programs. When they are sold to consolidated special purpose entities, they are still recognized in the statement of financial position. Other sales to financial institutions may lead to their de-recognition where the risks and benefits are transferred as described by IFRS 9.

Deferred income

4.5 Deferred income

Deferred income from customer contracts has been reclassified as customer contract liabilities (see Note 4.4). The residual deferred income therefore lies beyond the scope of IFRS 15.

(in millions of euros)	2018	2017	2016
Deferred income - in the opening balance	76	84	39
Business related variations	(42)	(8)	(3)
Changes in the scope of consolidation	2	0	67
Translation adjustment	0	(2)	(18)
Reclassifications and other items	22	2	(1)
Reclassification to assets held for sale	—	—	—
Deferred income - in the closing balance	58	76	84

Other assets

4.6 Other assets

	December 31,	December 31,	December 31,
(in millions of euros)	2018	2017	2016
Advances and downpayments	84	92	99
Submarine cable consortiums (1)	130	157	235
Security deposits paid	97	79	78
Orange Money - restriction of electronic money (1)	497	408	319
Others	473	468	448
Total	1,281	1,204	1,179

(1)	These receivables are offset by the liabilities of the same amount (see accounting policies and Note 5.7).

(in millions of euros)	2018	2017	2016
Other assets - in the opening balance	1,204	1,179	1,068
Business related variations	74	49	24
Changes in the scope of consolidation	7	(6)	98
Translation adjustment	1	(12)	(16)
Reclassifications and other items	(5)	(6)	5
Reclassification to assets held for sale	—	—	—
Other assets - in the closing balance	1,281	1,204	1,179
o/w other non-current assets	129	110	106
o/w other current assets	1,152	1,094	1,073

Accounting policies

Other assets relating to “Submarine cable consortiums” are receivables from submarine cable consortium members when Orange is in charge of centralizing the payments to the equipment suppliers that build and manage these cables. These receivables are offset by the liabilities of the same amount (see Note 5.7).

Orange Money is a money transfer, payment and financial services solution provided via an electronic money (“e-money”) account linked to an Orange mobile number.

Since 2016, the Orange group has become an Electronic Money Issuer (“EMI”) in some of the countries in which it operates, via dedicated, approved, internal subsidiaries. Regulations state that EMIs, as last-resort guarantors for the reimbursement of e-money holders, are obliged to restrict the funds collected in exchange for the issue of e-money (obligation to protect holders). The e-money distribution model relies on Orange’s subsidiaries and third-party distributors. EMIs issue e-money (or units of value “UV”) at the request of these distributors in exchange for funds collected therefrom. The distributors then transfer the e-money to end holders.

Within the Orange group, this restriction includes the protection of third-party holders (distributors and customers).

These transactions have no impact on the Group's net financial debt and are listed under the following headings:

–  assets restricted to an amount equal to the e-money in circulation outside of the Orange group (or UV in circulation);

–  UV in circulation under liabilities, representing the obligation to reimburse the third-party holders (customers and third-party distributors).

These two headings are presented under “other assets” and “other liabilities” and under operating activities as “change in working capital requirement”.

Related party transactions

4.7 Related party transactions

The French State, either directly or through Bpifrance Participations, is one of the main shareholders of Orange SA. The communication services provided to the French State are done so as part of a competitive process held for each service according to the nature of the service. They have no material impact on consolidated revenues.

Transactions with associates and joint ventures are presented in Note 10.

Accounting policies

Orange group’s related parties are listed below:

–  the Group’s key management personnel and their families (see Note 6);

–  the French State, and its departments in Bpifrance Participations and central State departments (see Notes 9 and 13);

–  associates, joint ventures and companies in which the Group holds a significant stake (see Note 10).